Contingent liabilities and legal proceedings - Other cases in the Group (Details) € in Millions, £ in Millions	1 Months Ended									3 Months Ended	12 Months Ended
	Nov. 30, 2025 EUR (€)	Nov. 30, 2025 GBP (£)	May 31, 2025 EUR (€)	May 31, 2025 GBP (£)	Feb. 28, 2025 EUR (€)	Nov. 30, 2023 EUR (€)	Nov. 30, 2023 GBP (£)	Oct. 31, 2019 EUR (€)	Jul. 31, 2019 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2025 EUR (€)	Mar. 31, 2026 EUR (€)	Mar. 31, 2024 EUR (€)
Contingent liabilities and legal proceedings - Conti
Other provisions											€ 2,496.0	€ 1,992.0	€ 2,448.0
Legal and regulatory
Contingent liabilities and legal proceedings - Conti
Other provisions											275.0	€ 326.0	€ 269.0
Iliad v Vodafone Italy
Contingent liabilities and legal proceedings - Conti
Value of claim									€ 500.0
Papistas Holdings SA, Mobile Trade Stores (formerly Papistas SA) and Athanasios and Loukia Papistas v Vodafone Greece
Contingent liabilities and legal proceedings - Conti
Value of claim					€ 2.1			€ 330.0
Verbraucherzentrale Bundesverband (Federation of German Consumer Organisations) Vs. Vodafone Germany
Contingent liabilities and legal proceedings - Conti
Increase in price for fixed lines services per month											5.0
Netherlands tax case | Legal and regulatory
Contingent liabilities and legal proceedings - Conti
Other provisions											€ 27.0
Netherlands tax case | Vodafone Europe BV
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner										€ 267.0
IFRS Loss Contingency, Damages Sought, Value										€ 267.0
Mr Justin Gutmann v Vodafone Limited and Vodafone Group Plc
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner			€ 578.0	£ 507		€ 1,600.0	£ 1,400
IFRS Loss Contingency, Damages Sought, Value			€ 578.0	£ 507		€ 1,600.0	£ 1,400
Mr Justin Gutmann v Vodafone Limited and Vodafone Group Plc | Bottom of range [member]
Contingent liabilities and legal proceedings - Conti
Value Of Claim Reduced	€ 225.0	£ 197
Mr Justin Gutmann v Vodafone Limited and Vodafone Group Plc | Top of range [member]
Contingent liabilities and legal proceedings - Conti
Value Of Claim Reduced	€ 638.0	£ 557